Right-of-use assets	12 Months Ended
Dec. 31, 2023
Right-of-use Assets
Right-of-use assets

5. Right-of-use assets

	2023	2022
	USD	USD
Right-of-use assets

As the beginning of the year	-	-
Additions	109,120	-
Amortization	(21,598)	-
Effect of changes in exchange rate	(532)	-
Carrying amount as at year end	86,990	-

Right-of-use assets comprise of:

Office premises	86,990	-

The leases of office premises are typically made for a period of 2 to 4 years. The lessors do not impose any covenants.

	2023	2022
	USD	USD
Lease liabilities

Non-current	67,661	-
Current	23,693	-
	91,354	-

The lease payments associated with short-term leases or leases of low-value assets are recognized as an expense on a straight-line basis over the lease term. No right-of-use assets and lease liabilities are recognized for these leases. As at December 31, 2023, the Group is committed to USD3,929 (2022: USD9,780) for short-term leases and USD1,746 (2022: USD2,241) for low-value leases. Interest expense included in finance cost for the year ended December 31, 2023 are USD6,645 (2022: Nil).

As at December 31, 2023, the lease liabilities bear interest rate of 8% per annum (2022: Nil).

Total cash outflows for leases during the financial year is amounted to USD17,207 (2022: Nil).

The table below discloses the discounted lease payments to be made by the Group for its leases after the reporting date as follows:

	2023	2022
	USD	USD
Less than one year	23,693
One to two years	60,680	-
Two to three years	6,981	-
Total discounted lease payments	91,354	-